Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar. 27, 2012
American Funds Preservation Portfolio (Prospectus Summary) | American Funds Preservation Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	American Funds Preservation Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The fund's investment objective is to provide current income, consistent with preservation of capital.
Expense, Heading	rr_ExpenseHeading	Fees and expenses of the fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page xx of the prospectus and on page xx of the fund's
		statement of additional information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual
		fund operating expenses or in the example, affect the fund's investment results.
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that
		the fund's operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal investment strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The fund will attempt to achieve its investment objective by investing in a mix of American Funds bond funds. The fund will principally invest in funds that seek current income through bond investments.

When determining in which bond funds to invest, the investment adviser will predominately seek exposure to higher quality bonds (rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser, or unrated but determined by the fund's investment adviser to be of equivalent quality) with intermediate to short-term durations.
The fund may, however, invest in underlying funds with exposure to lower quality, higher yielding securities rated BBB+ or below and Baa1 or below (including those rated BB+ or below and Ba1 or below) or unrated but determined by the fund's investment adviser to be of equivalent quality, and to bonds with longer durations.

The underlying funds may hold securities issued and guaranteed by the U.S.
government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The investment adviser anticipates that exposure to mortgage-backed securities and asset-backed securities may help the fund generate current income. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund's investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund's investment objective of providing current income, consistent with preservation of capital.
In making this determination, the fund's investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. Consideration is also given to, among other topics, current market conditions and the investment positions of the underlying funds.

The fund's investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various types of bonds or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short term market movements, if in its opinion the combination of underlying funds is appropriate to meet the
		fund's investment objective.
Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock	This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk - Investments in the fund are subject to risks related to the investment adviser's allocation choices. The selection of the underlying funds and the allocation of the fund's assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure - Because the fund's investments consist of underlying funds, the fund's risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Market conditions - The prices of, and the income generated by, the bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in bonds - Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in lower rated bonds - Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by
Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund's investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as "junk bonds." The value of the underlying funds may be similarly affected.

Investing in mortgage-backed and asset-backed securities - Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the underlying fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund's income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended, thus reducing the potential for the underlying fund to invest the principal in higher yielding securities.

Investing in U.S. government securities - Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities - There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management - The investment adviser to the fund and to the underlying funds actively manages each underlying fund's investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits
		into your overall investment program.
Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Investment results
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Because the fund will begin investment operations on May 18, 2012, information regarding investment results is not available as of the date of this prospectus.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Because the fund will begin investment operations on May 18, 2012, information regarding investment results is not available as of the date of this prospectus.
American Funds Preservation Portfolio (Prospectus Summary) | American Funds Preservation Portfolio | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.48%	[2]
Acquired (underlying) fund fees and expense	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.14%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	340
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	580
American Funds Preservation Portfolio (Prospectus Summary) | American Funds Preservation Portfolio | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.48%	[2]
Acquired (underlying) fund fees and expense	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.89%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.65%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	668
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	971
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	571
American Funds Preservation Portfolio (Prospectus Summary) | American Funds Preservation Portfolio | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.48%	[2]
Acquired (underlying) fund fees and expense	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.89%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.65%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	268
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	571
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	571
American Funds Preservation Portfolio (Prospectus Summary) | American Funds Preservation Portfolio | Class F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.42%	[2]
Acquired (underlying) fund fees and expense	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.08%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.84%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	86
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	320
American Funds Preservation Portfolio (Prospectus Summary) | American Funds Preservation Portfolio | Class F-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.44%	[2]
Acquired (underlying) fund fees and expense	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.61%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	62
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	247
American Funds Preservation Portfolio (Prospectus Summary) | American Funds Preservation Portfolio | Class 529-A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Acquired (underlying) fund fees and expense	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.20%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.96%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	365
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	637
American Funds Preservation Portfolio (Prospectus Summary) | American Funds Preservation Portfolio | Class 529-B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.55%	[2]
Acquired (underlying) fund fees and expense	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.96%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.72%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	695
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,031
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	195
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	631
American Funds Preservation Portfolio (Prospectus Summary) | American Funds Preservation Portfolio | Class 529-C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Acquired (underlying) fund fees and expense	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.95%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.71%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	294
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	628
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	194
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	628
American Funds Preservation Portfolio (Prospectus Summary) | American Funds Preservation Portfolio | Class 529-E
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.49%	[2]
Acquired (underlying) fund fees and expense	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.40%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.16%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	458
American Funds Preservation Portfolio (Prospectus Summary) | American Funds Preservation Portfolio | Class 529-F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Acquired (underlying) fund fees and expense	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.71%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	318
American Funds Preservation Portfolio (Prospectus Summary) | American Funds Preservation Portfolio | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.40%	[2]
Acquired (underlying) fund fees and expense	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.81%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.57%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	160
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	546
American Funds Preservation Portfolio (Prospectus Summary) | American Funds Preservation Portfolio | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Acquired (underlying) fund fees and expense	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.70%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.46%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	149
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	512
American Funds Preservation Portfolio (Prospectus Summary) | American Funds Preservation Portfolio | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.45%	[2]
Acquired (underlying) fund fees and expense	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.36%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.12%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	407
American Funds Preservation Portfolio (Prospectus Summary) | American Funds Preservation Portfolio | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.40%	[2]
Acquired (underlying) fund fees and expense	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.82%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	84
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	313
American Funds Preservation Portfolio (Prospectus Summary) | American Funds Preservation Portfolio | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Acquired (underlying) fund fees and expense	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.79%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.55%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	228
American Funds Preservation Portfolio (Prospectus Summary) | American Funds Preservation Portfolio | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%	[2]
Acquired (underlying) fund fees and expense	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.52%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	53
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	219

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	Based on estimated amounts for the current fiscal year.
[3]	The investment adviser is currently waiving its management fee of .10%. In addition, the investment adviser is currently reimbursing a portion of the other expenses for each share class. This waiver and reimbursement will be in effect through at least December 31, 2013, unless modified or terminated by the fund's board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund's board.